Servicer's Certificate
for the Collection Period September 01, 2015 through September 30, 2015 for Payment Date of October 15, 2015
Toyota Auto Receivables 2015-C Owner Trust
Toyota Auto Finance Receivables, LLC
SELLER
SERVICER

Collection Period	30	30/360 Days	30
Interest Accrual Period	30	Actual/360 Days	30

Initial Principal	Final	Beginning	Beginning	First Priority	Second Priority	Regular Principal	Ending	Ending
Class	Balance	Scheduled	Principal	Principal	Principal	Principal	Distribution	Principal	Principal
Payment Date	Balance	Factor	Distribution	Distribution	Amount	Balance	Factor
Amount	Amount
A-1	$503,000,000.00	9/15/16	$365,673,038.24	0.7269842	$3,251,147.19	$43,750,000.00	$14,875,028.35	$303,796,862.70	0.6039699
A-2a	$390,000,000.00	2/15/18	$390,000,000.00	1.0000000	$0.00	$0.00	$0.00	$390,000,000.00	1.0000000
A-2b	$179,000,000.00	2/15/18	$179,000,000.00	1.0000000	$0.00	$0.00	$0.00	$179,000,000.00	1.0000000
A-3	$479,000,000.00	6/17/19	$479,000,000.00	1.0000000	$0.00	$0.00	$0.00	$479,000,000.00	1.0000000
A-4	$155,250,000.00	12/15/20	$155,250,000.00	1.0000000	$0.00	$0.00	$0.00	$155,250,000.00	1.0000000
B	$43,750,000.00	9/15/21	$43,750,000.00	1.0000000	$0.00	$0.00	$0.00	$43,750,000.00	1.0000000
Total	$1,750,000,000.00	$1,612,673,038.24	$3,251,147.19	$43,750,000.00	$14,875,028.35	$1,550,796,862.70	0.8861696

Interest	Prior	Interest	Current	Total
Class	Interest Rate	Distributable	Interest	Distribution	Interest	Principal &
Amount	Carryover	Amount	Carryover	Interest Distribution
A-1	0.35000%	$106,654.64	$0.00	$106,654.64	$0.00	$61,982,830.18
A-2a	0.92000%	$299,000.00	$0.00	$299,000.00	$0.00	$299,000.00
A-2b	0.53655%	$80,035.38	$0.00	$80,035.38	$0.00	$80,035.38
A-3	1.34000%	$534,883.33	$0.00	$534,883.33	$0.00	$534,883.33
A-4	1.69000%	$218,643.75	$0.00	$218,643.75	$0.00	$218,643.75
B	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$1,239,217.10	$0.00	$1,239,217.10	$0.00	$63,115,392.64

Credit Enhancement

Reserve Account	Yield Supplement Overcollateralization Amount

Initial Deposit Amount	$4,375,008.34	Beginning Period Amount	$91,555,380.39
Specified Reserve Account Amount	$4,375,008.34	Increase/(Decrease)	$(4,917,196.77)
Beginning Balance	$4,375,008.34	Ending Period Amount	$86,638,183.62
Withdrawals	$0.00
Amount Available for Deposit	$17,959,257.04	Overcollateralization
Amount Deposited to the Reserve Account	$0.00	Adjusted Pool Balance	$1,565,671,891.05
Reserve Account Balance Prior to Release	$4,375,008.34	Total Note Balance	$1,550,796,862.70
Reserve Account Required Amount	$4,375,008.34	Ending Overcollateralization Amount	$14,875,028.35
Reserve Account Release to Seller	$0.00	Overcollateralization Target Amount	$14,875,028.35
Ending Reserve Account Balance	$4,375,008.34

Servicer's Certificate
for the Collection Period September 01, 2015 through September 30, 2015 for Payment Date of October 15, 2015
Toyota Auto Receivables 2015-C Owner Trust
Toyota Auto Finance Receivables, LLC
SELLER
SERVICER

Collection Period	30	30/360 Days	30
Interest Accrual Period	30	Actual/360 Days	30

Liquidations of Charge-offs and Repossessions
Amount
Liquidated Contracts	14	vehicles
Gross Principal of Liquidated Receivables	$292,903.10
Principal of Repurchased Contracts, previously charged-off	$0.00
Net Liquidation Proceeds Received During the Collection Period	$(100,982.32)
Recoveries on Previously Liquidated Contracts	$118.79
Net Credit Losses for the Collection Period	$192,039.57
Cumulative Credit Losses for all Periods	16	vehicles	$208,599.10

Cumulative Net Loss Ratio	0.01126%

Repossessed in Current Period	27	vehicles

Delinquent and Repossessed Contracts

Percentage of Current Month Number of Contracts	Percentage of Current Month Receivables Pool Balance
Units	Balance

30-59 Days Delinquent	0.51%	549	0.55%	$9,051,726.89
60-89 Days Delinquent	0.09%	100	0.11%	$1,802,181.21
90-119 Days Delinquent	0.04%	48	0.06%	$926,105.72
120 or more Days Delinquent	0.00%	0	0.00%	$0.00
Total Delinquencies	697	$11,780,013.82

Repossessed Vehicle Inventory	33
* Included with Delinquencies Above

Pool Data
Original	Prior Month	Current Month
Receivables Pool Balance	$1,852,012,326.06	$1,717,128,312.41	$1,652,310,074.67
Number of Contracts	113,017	109,774	108,054
Weighted Average APR	2.10%	2.09%	2.09%
Weighted Average Remaining Term (Months)	45.74	44.16	43.37

Servicer's Certificate
for the Collection Period September 01, 2015 through September 30, 2015 for Payment Date of October 15, 2015
Toyota Auto Receivables 2015-C Owner Trust
Toyota Auto Finance Receivables, LLC
SELLER
SERVICER

Collection Period	30	30/360 Days	30
Interest Accrual Period	30	Actual/360 Days	30

Collections
Principal Payments Received	$46,718,260.59
Prepayments in Full	$17,807,074.05
Interest Payments Received	$3,004,363.42
Aggregate Net Liquidation Proceeds	$100,863.53
Interest on Repurchased Contracts	$0.00
Total Collections	$67,630,561.59
Principal of Repurchased Contracts	$0.00
Principal of Repurchased Contracts, prev charged-off	$0.00
Adjustment on Repurchased Contracts	$0.00
Total Repurchased Amount	$0.00

Total Available Collections	$67,630,561.59

Distributions

Calculated Amount	Amount Paid	Shortfall

Servicing Fee	$1,430,940.26	$1,430,940.26	$0.00
Interest - Class A-1 Notes	$106,654.64	$106,654.64	$0.00
Interest - Class A-2a Notes	$299,000.00	$299,000.00	$0.00
Interest - Class A-2b Notes	$80,035.38	$80,035.38	$0.00
Interest - Class A-3 Notes	$534,883.33	$534,883.33	$0.00
Interest - Class A-4 Notes	$218,643.75	$218,643.75	$0.00
First Priority Principal Distribution Amount	$3,251,147.19	$3,251,147.19	$0.00
Interest - Class B Notes	$0.00	$0.00	$0.00
Second Priority Principal Distribution Amount	$43,750,000.00	$43,750,000.00	$0.00
Reserve Account Deposit	$0.00	$0.00	$0.00
Regular Principal Distribution Amount	$14,875,028.35	$14,875,028.35	$0.00
Excess Amounts to the Certificateholder	$3,084,228.69	$3,084,228.69	N/A

Noteholder Distributions
Interest	Per $1000 of	Principal	Per $1000 of	Amount	Per $1000 of
Distributed	Original Balance	Distributed	Original Balance	Distributed	Original Balance

Class A-1 Notes	$106,654.64	$0.21	$61,876,175.54	$123.01	$61,982,830.18	$123.22
Class A-2a Notes	$299,000.00	$0.77	$0.00	$0.00	$299,000.00	$0.77
Class A-2b Notes	$80,035.38	$0.45	$0.00	$0.00	$80,035.38	$0.45
Class A-3 Notes	$534,883.33	$1.12	$0.00	$0.00	$534,883.33	$1.12
Class A-4 Notes	$218,643.75	$1.41	$0.00	$0.00	$218,643.75	$1.41
Class B Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Servicer's Certificate
for the Collection Period September 01, 2015 through September 30, 2015 for Payment Date of October 15, 2015
Toyota Auto Receivables 2015-C Owner Trust
Toyota Auto Finance Receivables, LLC
SELLER
SERVICER

I hereby certify to the best of my knowledge that
the report provided is true and correct.

/s/	Cindy Wang
Name:	Cindy Wang
Title:	Vice President, Head of Treasury

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